Fair Value of Financial Instruments - Estimated Fair Value of Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial assets:
Cash and cash equivalents	$ 50,273	$ 59,344	$ 20,479
Time deposits with banks	2,794	4,410
Securities available for sale	109,668	65,944
Loans held for sale	443	790
Loans	683,784	326,266
Federal Home Loan Bank stock	3,478	1,597
Accrued interest receivable	2,077	1,048
Financial liabilities:
Deposits	729,949	399,111
FHLB Advances	65,000	27,500
Other borrowings	71,867	28,927
Subordinated Notes	11,000
Carrying Amount [Member] | Level 1 [Member]
Financial assets:
Cash and cash equivalents	50,273	59,344
Time deposits with banks	2,794	4,410
Carrying Amount [Member] | Level 2 [Member]
Financial assets:
Securities available for sale	109,668	65,944
Carrying Amount [Member] | Level 3 [Member]
Financial assets:
Loans held for sale	443	790
Loans	683,784	326,266
Federal Home Loan Bank stock	3,478	1,597
Accrued interest receivable	2,077	1,048
Financial liabilities:
Deposits	729,949	399,111
FHLB Advances	65,000	27,500
Other borrowings	6,867	1,427
Subordinated Notes	11,000
Off-balance-sheet financial instruments	0	0
Fair Value [Member] | Level 1 [Member]
Financial assets:
Cash and cash equivalents	50,273	59,344
Time deposits with banks	2,794	4,410
Fair Value [Member] | Level 2 [Member]
Financial assets:
Securities available for sale	109,668	65,944
Fair Value [Member] | Level 3 [Member]
Financial assets:
Loans held for sale	450	806
Loans	718,111	330,801
Federal Home Loan Bank stock	3,478	1,597
Accrued interest receivable	2,077	1,048
Financial liabilities:
Deposits	729,553	399,000
FHLB Advances	64,975	27,487
Other borrowings	6,867	1,427
Subordinated notes	10,860
Off-balance-sheet financial instruments	$ 0	$ 0